SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Iris
Summary Of key metrics for evaluating the Company's performance and making key decisions regarding resource allocation

	March 31, 2025
	(Unaudited)	December 31, 2024
Cash	$62,242	$65,343
Cash and investments held in Trust Account	$1,345,389	$2,016,274

	For the three months ended March 31,
	2025	2024
Other general and administrative expenses	$507,004	$558,479
Professional services fees in connection with Business Combination	320,643	163,275
Total operating expense	$827,647	$721,754

Interest income on investments held in Trust Account	$16,894	$47,241

	December 31, 2024	December 31, 2023
Cash	$65,343	$156,425
Cash and Investments held in Trust Account	$2,016,274	$4,291,332

	For the Year Ended	For the Year Ended
	December 31, 2024	December 31, 2023
Other general and administrative expenses	$1,909,768	$1,231,012
Professional services fees in connection with Business Combination	996,551	1,071,934
Total operating expenses	$2,906,319	$2,302,946

Interest income on investments held in Trust Account	$137,717	$553,641